Mortgage Debt Issuances and Repayments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010 Le Meridien Piccadilly Issuance of Debt		Dec. 31, 2010 JW Marriott Washington, DC Issuance of Debt		Dec. 31, 2010 W New York Union Square Issuance of Debt		Dec. 31, 2010 W New York Union Square Repayment of Debt		Dec. 30, 2010 Orlando World Center Marriott Resort Convention Center Repayment of Debt	Dec. 31, 2010 Orlando World Center Marriott Resort Convention Center Repayment of Debt		Dec. 31, 2010 JW Marriott Desert Springs Resort Spa Repayment of Debt	Mar. 26, 2010 Atlanta Marriott Marquis	Dec. 31, 2010 Atlanta Marriott Marquis Repayment of Debt	May 11, 2009 The Westin Kierland Resort Spa	Dec. 31, 2010 The Westin Kierland Resort Spa Repayment of Debt	Dec. 31, 2010 San Diego Marriott Hotel Marina Repayment of Debt	Dec. 31, 2010 The Westin Indianapolis Repayment of Debt
Debt Disclosure [Line Items]
Rate	1.91%	[1]	7.50%	[2]	6.39%	[3]	6.39%	[3]		3.76%	[4]	9.80%		7.40%		5.08%	8.45%	9.21%
Debt maturity date	Jan. 20, 2012	[1]	Apr. 02, 2013	[2]	Oct. 11, 2011	[3]	Oct. 11, 2011	[3]	Jul. 01, 2013	Dec. 30, 2010	[4]	Dec. 11, 2022		Feb. 11, 2023		Sep. 01, 2009	Jul. 01, 2009	Mar. 11, 2022
Amount	$ 51	[1]	$ 120	[2]	$ 119	[3]
Amount							$ 119	[3]	$ 54	$ 54	[4]	$ 71	$ 124	$ 124	$ 135	$ 135	$ 173	$ 34

[1]	This floating mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at December 31, 2010. We have the right to extend the maturity for a one year period subject to certain conditions.
[2]	The JW Marriott, Washington, D.C. mortgage debt has a floating interest rate of LIBOR plus 600 basis points, with a LIBOR floor of 1.5%. The interest rate shown reflects the rate in effect at December 31, 2010. Additionally, we have the right to extend the maturity for an additional one-year period, subject to certain conditions. In addition, as required by the loan agreement, we entered into an interest rate cap agreement which caps the LIBOR rate at 3% through the life of the loan.
[3]	The amount shown reflects our recorded book value of the mortgage debt on the date of acquisition and defeasance, respectively. The face principal of the mortgage debt assumed was $115 million. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage.
[4]	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We implemented a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.